Balance Sheet Details - Schedule Of Property And Equipment, Net (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 9,216	$ 8,661	$ 7,850
Accumulated depreciation and amortization	(6,021)	(5,617)	(4,866)
Total	3,195	3,044	2,984
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	8,064	7,559	6,851
Computers, software and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	523	512	489
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	506	467	384
Office furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 123	$ 123	$ 126